Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets consisted of intellectual property, customer base, license agreement and trademarks, net of amortization
	April 30,	January 31,
	2022	2022
Customer base	$314,100	$314,100
License agreement	50,000	50,000
Intellectual property and trademarks	817,400	817,400

Total	1,181,500	1,181,500

Less: Accumulated amortization	(287,031)	(254,587)

Net Intangible Assets	$894,469	$926,913

	January 31,
	2022	2021
Customer base	$314,100	$314,100
License agreement	50,000	-
Intellectual property	817,400	817,400

Total	1,181,500	1,131,500

Less: Accumulated amortization	(254,587)	(124,770)

Net Intangible Assets	$926,913	$1,006,730

Schedule of estimated amortization
Year Ended January 31,
2023	$97,332
2024	129,776
2025	113,109
2026	113,109
2027	113,109
2028 and thereafter	328,034
$894,469

Year Ended January 31,
2023	$129,776
2024	129,776
2025	113,109
2026	113,109
2027	113,109
2028 and thereafter	328,034
$926,913